Financial Instruments - Carrying Amount of Interest-Bearing Financial Instruments (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
Fixed rate [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	₩ 13,391,637	₩ 11,565,519
Financial liabilities	(13,264,607)	(11,781,701)
Financial asset and liabilities	127,030	(216,182)
Variable rate [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	₩ (7,852,476)	₩ (8,522,323)